UNAUDITED SUPPLEMENTAL QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
UNAUDITED SUPPLEMENTAL QUARTERLY FINANCIAL DATA
Net sales	$ 1,130	$ 1,555	$ 1,118	$ 904	$ 993	$ 1,524	$ 1,014	$ 892	$ 978	$ 3,130	$ 3,015	$ 4,570	$ 4,408	$ 4,210
Cost of sales and occupancy expense	678	932	665	567	584	907	612	557	567	1,892	1,816	2,748	2,643	2,532
Gross profit	452	623	453	337	409	617	402	335	411	1,238	1,199	1,822	1,765	1,678
Selling, general and administrative expense	304	335	309	254	272	345	277	251	259	856	835	1,170	1,132	1,090
Share-based compensation liability	4	8	4	8	3	6	2	3	4	10	15	23	15	33
Operating income	142	276	135	71	128	255	117	76	144	333	334	610	592	538
Refinancing costs and losses on early extinguishments of debt		7			7	30	3			68	7	14	33	18
Net income	$ 64	$ 133	$ 47	$ 17	$ 46	$ 105	$ 35	$ 9	$ 51	$ 61	$ 110	$ 243	$ 200	$ 157
Earnings per share:
Basic (in dollars per share)	$ 0.31	$ 0.76	$ 0.28	$ 0.09	$ 0.26	$ 0.60	$ 0.20	$ 0.05	$ 0.29	$ 0.32	$ 0.63	$ 1.39	$ 1.14	$ 0.90
Diluted (in dollars per share)	$ 0.31	$ 0.74	$ 0.27	$ 0.08	$ 0.26	$ 0.59	$ 0.20	$ 0.05	$ 0.29	$ 0.32	$ 0.62	$ 1.36	$ 1.12	$ 0.89
Basic weighted average shares (in shares)	203.0	174.8	174.8	174.8	174.8	174.8	174.8	174.7	174.6	188.0	175.0	174.8	174.7	174.6
Weighted average shares - diluted	207.0	178.8	178.6	178.5	178.7	178.4	178.1	178.4	178.0	192.0	179.0	178.7	178.2	176.7